INVESTMENT IN OIL AND GAS PROPERTIES (Details)								3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 12, 2017 USD ($) km²	Mar. 01, 2017 USD ($)	Jan. 29, 2017 USD ($)	Jan. 24, 2017 USD ($)	Sep. 15, 2016 USD ($) km² m	Aug. 19, 2016 USD ($) km² item m	Jun. 30, 2016 USD ($) bbl	Mar. 31, 2017 USD ($) bbl	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2017 USD ($) bbl	Mar. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) bbl	Jun. 02, 2017	Mar. 30, 2017	Aug. 15, 2016	Jun. 30, 2015 USD ($)	Jun. 30, 2013 bbl	Dec. 31, 2012	Dec. 30, 2012	Dec. 27, 2012	Jun. 30, 2010	Mar. 25, 2010 mi²	Mar. 25, 2010	Mar. 25, 2010 km²
Investments in oil and gas properties
Reserves | bbl							0								0
Oil and Gas Properties:
Unproved properties not subject to amortization								$ 4,653,000					$ 4,653,000						$ 14,311,000
Full impairment of unproved oil and gas properties											$ 14,331,000		753,000	$ 14,331,000	$ 14,331,000
Settlement and Release Agreement with Tullow and Dana
Oil and Gas Properties:
Fair value of well construction material								4,100,000					4,100,000
Tullow Guinea Ltd | Settlement and Release Agreement with Tullow and Dana
Investments in oil and gas properties
Participation interest in joint venture																		40.00%
Dana | Settlement and Release Agreement with Tullow and Dana
Investments in oil and gas properties
Participation interest in joint venture																		23.00%
Guinea concession
Investments in oil and gas properties
Ownership interest in Guinea Concession (as a percent)					100.00%		37.00%								37.00%						37.00%	77.00%
Extension period for second exploration (in years)					1 year
Number of exploratory well in extension period | item						1
Depth below seabed required to be drilled of an exploration well (in meters) | m					2,500	2,500
Contract area retained (in square kilometers/square miles)					5,000	5,000																			9,650		25,000
Notice period for termination (in days)						30 days
Mutually acceptable security		$ 5,000,000		$ 5,000,000									5,000,000
Estimated amount to limit cost recovery to share of expenditures						$ 165,000,000
Agreed amount in training budget					$ 250,000	250,000
Estimated amount of unused portion of training program						$ 292,000							292,000
Portion of oil and gas equipment moved from Takoradi, Ghana to Guinea			$ 1,600,000		1,600,000
Total value of oil and gas equipment stored at Takoradi, Ghana			$ 4,100,000		$ 4,100,000
Capitalized costs								$ 500,000					$ 2,000,000
Reserves | bbl								0					0							0
Guinea's share of cost and profit oil (as a percent)																										62.50%
Oil and Gas Properties:
Unproved properties not subject to amortization								$ 4,653,000					$ 4,653,000						$ 14,311,000
Increase in property balance resulting from capitalized cost adjustment													4,700,000		$ 20,000
Fair value of well construction material								$ 4,400,000					4,400,000
Reduction in fair value of well construction material													$ 400,000
Oil and gas property capitalized									$ 500,000	$ 300,000		$ 500,000
Full impairment of unproved oil and gas properties							$ 14,300,000		$ 800,000	$ 200,000					$ 14,331,000
Guinea concession | General, Administrative And Other Operating Cost
Investments in oil and gas properties
Capitalized costs												$ 1,300,000
Guinea concession | Tullow Guinea Ltd
Oil and Gas Properties:
Ownership interest sold (as a percent)																					40.00%		40.00%
Guinea concession | Tullow Guinea Ltd
Investments in oil and gas properties
Ownership interest in Guinea Concession (as a percent)							40.00%								40.00%						40.00%
Guinea concession | Dana
Investments in oil and gas properties
Ownership interest in Guinea Concession (as a percent)							23.00%								23.00%									23.00%
Guinea concession | Subsequent Event
Investments in oil and gas properties
Ownership interest in Guinea Concession (as a percent)						100.00%
Extension period for second exploration (in years)						1 year
Number of exploratory well in extension period | item						1
Depth below seabed required to be drilled of an exploration well (in meters) | m						2,500
Contract area retained (in square kilometers/square miles) | km²						5,000
Notice period for termination (in days)						30 days
Mutually acceptable security						$ 5,000,000
Estimated amount to limit cost recovery to share of expenditures						150,000,000
Agreed amount in training budget						250,000
Estimated amount of unused portion of training program						$ 500,000
Farm-out Agreement | SAPETRO
Investments in oil and gas properties
Guinea's share of cost and profit oil (as a percent)																	50.00%
Oil and Gas Properties:
Ownership interest sold (as a percent)																	50.00%
Farm-out Agreement | Subsequent Event | SAPETRO
Investments in oil and gas properties
Participation interest in joint venture																50.00%
Farm-out Agreement | Guinea concession | SAPETRO
Oil and Gas Properties:
Ownership interest sold (as a percent)																	50.00%
Farm-out Agreement | Guinea concession | Subsequent Event
Investments in oil and gas properties
Contract area retained (in square kilometers/square miles) | km²	5,000
Mutually acceptable security	$ 5,000,000
Farm-out Agreement | Guinea concession | Subsequent Event | SAPETRO
Investments in oil and gas properties
Ownership interest in Guinea Concession (as a percent)	2.00%
Participation interest in joint venture	50.00%
Contract area retained (in square kilometers/square miles) | km²	5,000
Mutually acceptable security	$ 5,000,000
Oil and Gas Properties:
Ownership interest sold (as a percent)	50.00%